ACCRUED LIABILITIES AND OTHER PAYABLES	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 6 — ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables, consisted of the following:

	March 31, 2023	September 30, 2022
Accrued payroll	$78,606	$31,615
Other accrual	95,120	10,456
Service payable	301,943	287,889
Other payable	7,895	16,213
Accrued liabilities and other payables	$483,564	$346,173

Service payable represented the advertisement fee the Company collects on behalf of the media companies for customers posting the advertisement on the media channels. The Company submits the advertisement fee to media companies within a short period of time when the Company receives service statement and invoice from the media companies.

NOTE 6 — ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables, consisted of the following:

	September 30, 2022	September 30, 2021
Accrued payroll	$31,615	$33,777
Other accrual	10,456	8,087
Service payable	287,889	100,405
Other payable	16,213	107,216
Accrued liabilities and other payables	$346,173	$249,485

Service payable represented the advertisement fee the Company collects on behalf of the media companies for customers posting the advertisement on their media channels. The Company submits the advertisement fee to media companies within a short period of time when the Company receives service statement and invoice from the media companies.